PGIM S&P 500 Max Buffer ETF - April
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Short-Term Investments 116.0%
Affiliated Mutual Fund 2.0%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $54,696)(wb)	54,696	$54,696
Options Purchased*~ 114.0%
(cost $2,522,068)		3,018,402

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 116.0% (cost $2,576,764)		3,073,098
Option Written*~ (16.0)%
(premiums received $82,739)		(423,981)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0% (cost $2,494,025)		2,649,117
Liabilities in excess of other assets (0.0)%		(1,135)

Net Assets 100.0%		$2,647,982

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	03/31/26	$5.59		44		4	$3,012,249
State Street SPDR S&P 500 ETF Trust	Put	03/31/26	$559.39		44		4	6,153
Total Options Purchased (cost $2,522,068)								$3,018,402
Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	03/31/26	$600.23		44		4	$(423,981)
(premiums received $82,739)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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